Interest-bearing bank borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Banking facility	¥ 503,155	¥ 0
LPR+Eighty BP [Member]
Disclosure of detailed information about borrowings [line items]
Banking facility	600,000
Notional amount	¥ 485,000
LPR+Eighty BP [Member] | Borrowings Due On June Thirty Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	June 30, 2025
LPR+Eighty BP [Member] | Borrowings Due On July First Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	July 1, 2023
Borrowings partially repayable date	Jul. 01, 2023
LPR+Eighty BP [Member] | Borrowings Due On July First Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	July 1, 2024
Borrowings partially repayable date	Jul. 01, 2024
LPROne Hundred Eighty five BP [Member] | Borrowings Due On December Twenty Seven Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	December 27, 2023